CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2013	Dec. 31, 2012
Real Estate
Land	$ 21,000,000	$ 27,670,000
Building and improvements	83,498,339	117,634,275
Construction in progress	16,695,988	0
Furniture, fixtures and equipment	2,033,859	2,436,135
Total Gross Operating Real Estate Investments	123,228,186	147,740,410
Accumulated depreciation	(3,680,868)	(1,150,477)
Total Net Operating Real Estate	119,547,318	146,589,933
Operating real estate held for sale, net	43,458,027	0
Total Net Real Estate Investments	163,005,345	146,589,933
Cash and cash equivalents	2,983,785	2,789,163
Restricted cash	1,615,609	2,290,387
Due from affiliates	511,472	5,024
Accounts receivable, prepaids and other assets	1,265,549	547,600
Investments in unconsolidated real estate joint ventures (Note 5)	1,254,307	2,398,902
In-place leases, net	0	1,195,490
Deferred financing costs, net	437,240	814,932
Assets related to real estate held for sale	1,452,785	0
Total Assets	172,526,092	156,631,431
LIABILITIES AND STOCKHOLDERS’ EQUITY
Mortgage payable (Note 7)	79,034,338	96,099,690
Line of credit (Note 8)	7,571,223	11,935,830
Accounts payable	2,397,495	747,339
Other accrued liabilities	2,115,496	2,412,376
Due to affiliates	1,954,208	1,822,567
Distributions payable	143,463	129,656
Liabilities related to real estate held for sale	33,227,650	0
Total Liabilities	126,443,873	113,147,458
Commitments and contingencies (Note 12)
Redeemable common stock	0	372,581
Stockholders' Equity
Preferred stock, value	0	0
Common stock, $0.01 par value, 749,999,000 shares authorized; 2,413,811 and 2,219,432 shares issued and outstanding as of December 31, 2013 and December 31, 2012, respectively	24,138	22,194
Additional paid-in-capital, net of costs	21,747,713	16,157,954
Cumulative distributions and net losses	(9,770,468)	(5,142,197)
Total Stockholders' Equity	12,001,393	11,037,961
Noncontrolling interest	34,080,826	32,073,431
Total Equity	46,082,219	43,111,392
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	172,526,092	156,631,431
Nonvoting Convertible Stock [Member]
Stockholders' Equity
Preferred stock, value	$ 10	$ 10